Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash payments for:
Income tax paid	$ 34	$ 86	$ 226	$ 176	$ 350
Schedule for noncash operating activities
Adoption of ASC 842 leases - Operating leases	0	0	17,658
Schedule for noncash investing activities
Unpaid property, plant, and equipment received	1,287	1,147	2,571	1,288	602
Schedule for noncash financing activities
Issuance of common stocks through “cashless” warrants exercised	360,742	0	0	0	0
Long-term debt	930	0	0	0	0
Conversion of VGH, LLC membership units to VGH, Inc. common stock	0	0	114,648	0	0
Unpaid transaction costs	0	0	4,875	0	0
Adoption of ASC 842 leases - Finance leases	0	0	430
Noncash financing activity, total	$ 361,672	$ 0	$ 119,953	$ 0	$ 0